EVERGREEN
                          SELECT SMALL CAP GROWTH FUND

                                 ANNUAL REPORT
                               FEBRUARY 28, 1998










                         [Evergreen Logo appears here]
                              Evergreen Funds(SM)
                                   Since 1932

                     EVERGREEN SELECT SMALL CAP GROWTH FUND
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

SELECT SMALL CAP          Letter to Shareholders..................................     1
GROWTH FUND               Portfolio Manager Commentary............................     2
                          Financial Highlights....................................     4
                          Schedule of Investments.................................     5
                          Statement of Assets and Liabilities.....................     7
                          Statement of Operations.................................     8
                          Statements of Changes in Net Assets.....................     9
                          Notes to Financial Statements...........................    10
                          Additional Information..................................    12
                          Independent Auditors' Report............................    13

                     EVERGREEN SELECT SMALL CAP GROWTH FUND
                             LETTER TO SHAREHOLDERS
                                   April 1998
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

We are pleased to announce that the Keystone Institutional Small Capitalization Growth Fund has been renamed the Evergreen Select Small Cap Growth Fund and has joined our new institutional fund family, Evergreen Select Funds. The Evergreen Select Funds are a family of 19 equity, fixed income, and money market funds. The Select Small Cap Growth Fund will be changing its fiscal year end to June 30th and will be included with the other Select Equity Funds at their next annual report for the fiscal year ending June 30, 1998.

A combination of moderate economic growth and relatively low inflation and interest rates provided a favorable environment for small company stocks during the fiscal year. While Evergreen Select Small Cap Growth Fund's twelve-month return is relatively strong, the road for small caps was bumpy. As so often happens in the investment world, U.S. small company stocks were affected by forces beyond their control. The currency and financial crises that erupted in Asia in late summer rattled financial markets around the world. And uncertainty over how Asia's woes would be resolved sent investors back to the familiarity and liquidity of large company stocks. This resulted in a short-term decline in small company stock prices. While small company stocks ended the twelve-month period on an upturn, the price swings they experienced during the period emphasize the volatility that is inherent in small-cap investing.

As you know, volatility is one of the characteristics of a small-cap fund. Nevertheless, long-term investors who remain invested during market corrections have the potential to earn outstanding returns. Historically, small companies have outperformed larger company stocks, bonds and cash1. This superior performance record has occurred over a long period of time, and it is the result of being fully invested. Research has shown that "being in the market" is critical for investors who want to capture the excellent performance potential of small company stocks. By being out of the market for just a few months during the market's advance, a potentially outstanding total return can end up being an average return. As a result, small-cap investors should always take a long-term approach in evaluating fund performance.

We are optimistic about the investment environment for small companies and your Fund. We believe your Fund should benefit from a positive U.S. economic environment of moderate economic growth and relatively low inflation and interest rates. In addition, small company stocks are much more attractively priced relative to their future earnings potential than large company stocks. What's more, your Fund has a distinctly domestic bent, and the companies in the portfolio are less dependent on overseas markets for their earnings. Should problems arise in foreign markets, the risk to your Fund should be relatively minimal.

Thank you for your continued investment in Evergreen Select Small Cap Growth
Fund.

Sincerely,

/s/ William M. Ennis

William M. Ennis
MANAGING DIRECTOR
EVERGREEN FUNDS




/s/ David C. Francis
David C. Francis, CFA
CHIEF INVESTMENT OFFICER
FIRST CAPITAL GROUP

------------------------------------

1 Source: Ibbotson Associates: Of these investment classes, small company stocks offer the greatest risk of price fluctuation, whereas bonds offer a fixed rate of return on principal if held to maturity. The comparison is based on small company stocks as represented by the fifth capitalization quintile of stocks on the NYSE for 1926-1981 and the performance of the Dimensional Fund Advisors
  (DFA) Small Company Fund thereafter; large company stock as represented by the S & P 500 index, bonds as represented by the 20-year U.S. Long Term Government Bonds, and Cash as represented by the U.S. 30-day Treasury Bill. Past performance is no guarantee of future results.

                      EVERGREEN SELECT SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

PORTFOLIO MANAGER COMMENTARY

PORTFOLIO MANAGEMENT

The Evergreen Select Small Cap Growth Fund is managed by Thomas L. Holman. Mr. Holman is a member of the Small Cap Growth Team at Keystone Investment Management Co. where he manages the Fund and separately-managed, small-cap growth accounts. His research responsibilities include real estate, capital goods and telecommunications. Prior to joining Keystone in 1997, Mr. Holman was a Portfolio Manager and securities analyst at Invista Capital Management. He developed quantitative models and had co-management responsibility for several small- and mid-cap portfolios. As an analyst, he was a generalist, covering a wide variety of industries including technology, telecommunications equipment, media services, basic industry, consumer staples, and retail. Mr. Holman received his B.S. and M.B.A. from Iowa State University.

PERFORMANCE

The Evergreen Select Small Cap Growth Fund produced a total return of 21.7% for the twelve-month period ended February 28, 1998. This return lagged the 25.6% return of the Fund's benchmark, the Russell 2000 Growth Index. After getting off to a slow start in March and April of 1997, small company stocks surged ahead during the summer. Their upward momentum was interrupted, however, when economic problems in several Asian countries reverberated throughout the world's financial markets. As Asia's troubles created uncertainty, investors favored the quality and liquidity offered by large company stocks.

INVESTMENT STRATEGY

Over the fiscal year, our investment strategy centered on reducing portfolio risk by eliminating some of the more volatile companies in the portfolio and replacing them with companies that we believe have predictable and consistent earnings growth potential and attractive valuations. In light of the Asian financial crisis, we reviewed the Fund's holdings with an eye to reducing its exposure to foreign markets. This resulted in developing a more defensive portfolio, one composed primarily of domestically-oriented companies.

SECTOR ALLOCATION ADJUSTMENTS

The most notable adjustment to the portfolio came in the area of technology. Because many technology companies depend on sales in Asia for a significant percentage of their profits, we reduced the portfolio's weighting in technology stocks from 36% of net assets on August 31, 1997, to 24% of net assets (7% software and 17% hardware) on February 28, 1998. We used some of the proceeds from the sale of technology holdings to invest in consumer and business services stocks. We emphasized stocks that are benefiting from a strong domestic economy.

In the consumer area, we invested in well-known food companies such as Smucker's, but we also added two education companies to the portfolio-- Strayer Education and Bright Horizons Children, Inc. Strayer Education operates nine colleges in the Washington D.C. and northern Virginia area. These colleges cater to part-time students who have full-time jobs. The company is reaping the rewards of a trend toward life-long learning and retraining. With Bright Horizons, a company that operates day care centers at work sites, we participated in the initial public offering.

Among business services companies, we added Hearst Argyle Television, an owner of 15 network-affiliated television stations and two radio stations. The strong economy has significantly boosted broadcaster's advertising revenues, and as a result, Hearst Argyle has experienced strong cash flow growth.

We increased the number of small industrial companies in the portfolio, and at the end of the fiscal year they accounted for 11% of net assets. These are cyclical businesses-- companies that are sensitive to economic trends. General Cable, a manufacturer of wiring systems, and Applied Power, a builder of hydraulic products are two examples of businesses in this market sector. We sometimes refer to the small industrial companies in the portfolio as "growth cyclicals," because we believe they have the potential to be profitable even during an economic slowdown. Because they have well-defined market niches, high cash flow levels, and strong earnings, we think that in a slower economy, many of these businesses have the potential to buy out their competitors and increase their market share.

                      EVERGREEN SELECT SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

In the telecommunications sector, we found new opportunities in Competitive Local Exchange Carriers (CLECs), companies that provide consumers with more choice in selecting their local telephone service supplier. There is increasing competition in the local exchange area, and these companies have been effective in taking market share from incumbent providers. Using new technology, CLECs can provide the same, or enhanced, levels of service at considerably lower cost to consumers.

CLECs that service U.S. markets have been solid performers over the past year or two, and newly established CLECs that primarily do business in Europe should hold just as much, if not more, potential. European countries are in the initial stages of deregulating their telecommunications industries, and we believe two companies that should benefit from this are IDT Corporation and Telegroup. Telephone service is more expensive in Europe, especially for long-distance calls, and these two businesses specialize in providing relatively low cost and better long-distance service to customers.

Even though the portfolio's healthcare allocation stayed roughly the same, we significantly changed the types of healthcare stocks we hold in the portfolio. We eliminated aggressive and volatile biotechnology companies and start-up device firms and replaced them with companies that have proven historical records of consistent earnings growth. These include two steady performers-- Maxxim Medical, a company that makes non-latex gloves and custom procedure trays for the Healthcare Industry, and Renal Care, owner of 135 kidney dialysis outpatient centers in 17 states.

OUTLOOK

In reviewing economic fundamentals going forward, we believe economic growth will continue to be moderate and inflation and interest rates will stay at relatively low levels. This is a healthy environment for small company stocks. While we may see more fallout from the Asian economic crisis, we believe its impact on the portfolio should be reduced by the Fund's domestic orientation and lower risk profile. Despite the recent focus on turmoil in foreign markets, we believe it is important to remember that individual stock selection remains the most important determinant of performance. With that in mind, we continue to invest in U.S. companies that are attractively priced and have the potential for consistent earnings growth.

TOP 10 HOLDINGS
(as a percentage of net assets)

Roper Industries....................................    3.6%
Chattem, Inc........................................    2.6%
First Alliance Co...................................    2.3%
Natural Microsystems Corp...........................    2.2%
Applied Power, Inc..................................    2.2%
DII Group, Inc......................................    2.1%
General Cable Corp..................................    2.1%
Newpark Resources, Inc..............................    2.1%
Market Facts, Inc...................................    2.1%
Smucker (J.M.) Co., Cl. A...........................    2.0%

TOP 5 SECTORS
(as a percentage of net assets)

Information Services & Technology...................   13.6%
Electrical Equipment & Services.....................   13.4%
Healthcare Products & Services......................    7.7%
Telecommunication Services & Equipment..............    7.5%
Consumer Products & Services........................    6.5%

PERFORMANCE AND RETURNS

Inception Date...................................    12/28/95
Average Annual Returns
  1 year.........................................      21.67%
  Since Inception................................      16.49%
12-month capital gains distributions per share...       $0.47

Comparison of a $1,000,000 investment in Evergreen Select Small Cap Growth Fund, Class I, versus a similar investment in the Russell 2000 Growth Index.

        [Performance graph appears here with the following plot points]


                               12/95       2/96       8/96       2/97       8/97       2/98
Evergreen Select Small Cap,
    Class I                  1,000,000   1,098,000  1,087,000  1,144,603  1,319,134  1,392,589
Russell 2000                 1,000,000   1,030,056  1,065,689  1,159,406  1,374,251  1,506,676


Past Performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Russell 200 Growth Index is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees.



FUNDS THAT INVEST IN STOCKS OF SMALL COMPANIES, ALSO CALLED SMALL-CAP STOCKS, INVOLVE CERTAIN RISKS AND, THEREFORE, MAY NOT BE APPROPRIATE FOR ALL INVESTORS. ALTHOUGH THEY MAY OFFER THE POTENTIAL FOR GREATER LONG-TERM RETURNS, THEY ALSO MAY EXPERIENCE GREATER PRICE VOLATILITY DUE TO THEIR LIMITED FOCUS ON A PARTICULAR INDUSTRY, MARKET, PRODUCT, OR SERVICE, OR BECAUSE THEY INVEST IN SMALLER, LESS ESTABLISHED COMPANIES.

                      EVERGREEN SELECT SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

                         FINANCIAL HIGHLIGHTS - CLASS I
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                YEAR ENDED FEBRUARY 28,
                                                                                             ----------------------------
                                                                                             1998                    1997*
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF YEAR...............................................           $  11.28                 $  11.65
                                                                                            -------                  -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net investment loss...........................................................              (0.06)**                 (0.04)**
  Net realized and unrealized gain (loss) on investments........................               2.48                    (0.16)
                                                                                            -------                  -------
Total from investment operations................................................               2.42                    (0.20)
                                                                                            -------                  -------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain on investments.........................................              (0.47)                   (0.17)
                                                                                            -------                  -------
NET ASSET VALUE END OF YEAR.....................................................           $  13.23                 $  11.28
                                                                                            -------                  -------
Total return....................................................................              21.67%                   (1.75)%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses................................................................               0.92%                    1.00%+
  Total expenses, excluding fee waiver & expense reimbursement..................               0.95%                    2.53%+
  Net investment loss...........................................................              (0.48)%                  (0.57)%+
Portfolio turnover rate.........................................................                166%                     123%
Average commission rate paid....................................................           $ 0.0493                 $ 0.0509
NET ASSETS END OF YEAR (THOUSANDS)..............................................           $ 47,524                 $  2,888

                                                                                    PERIOD FROM
                                                                                December 28, 1995
                                                                                (COMMENCEMENT OF
                                                                                    OPERATIONS)
                                                                                  TO JUNE 30, 1996
--------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF YEAR...............................................      $  10.00
                                                                                       -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net investment loss...........................................................         (0.03)
  Net realized and unrealized gain (loss) on investments........................          1.68
                                                                                       -------
Total from investment operations................................................          1.65
                                                                                       -------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain on investments.........................................             0
                                                                                       -------
NET ASSET VALUE END OF YEAR.....................................................      $  11.65
                                                                                       -------
Total return....................................................................         16.50%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses................................................................          1.00%+
  Total expenses, excluding fee waiver & expense reimbursement..................          2.81%+
  Net investment loss...........................................................         (0.45)%+
Portfolio turnover rate.........................................................            57%
Average commission rate paid....................................................      $ 0.0847
NET ASSETS END OF YEAR (THOUSANDS)..............................................      $  2,446

 + Annualized.
 * For the eight month period ended February 28, 1997. The Fund changed its fiscal year end from June 30 to the last day of February effective, February 28, 1997.
** Net investment income (loss) is based on average shares outstanding during the period.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    EVERGREEN
                           SELECT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                               February 28, 1998

  SHARES                                                  VALUE
------------------------------------------------------------------

COMMON STOCKS-- 96.9%
                   AUTOMOTIVE EQUIPMENT & MANUFACTURING-- 0.7%
   11,400       *  Dura Automotive Systems, Inc....... $   351,975
                                                       -----------
                   BANKS-- 6.0%
   25,700          Dime Community Bancorp, Inc........     644,106
   23,190          Hubco, Inc.........................     847,884
   20,000          New York Bancorp, Inc..............     810,000
   27,920          Sovereign Bancorp, Inc.............     541,823
                                                       -----------
                                                         2,843,813
                                                       -----------
                   BUILDING, CONSTRUCTION & FURNISHINGS-- 3.5%
   24,500          General Cable Corp.................   1,015,219
   16,600          Oakwood Homes Corp.................     657,775
                                                       -----------
                                                         1,672,994
                                                       -----------
                   BUSINESS EQUIPMENT & SERVICES-- 5.3%
   50,500       *  Market Facts, Inc..................     991,062
   34,300          Norrell Corp.......................     801,763
   27,150       *  Vincam Group, Inc..................     710,991
                                                       -----------
                                                         2,503,816
                                                       -----------
                   CONSUMER PRODUCTS & SERVICES-- 6.5%
   60,400       *  Chattem, Inc.......................   1,238,200
   44,650       *  Equity Corp. International.........     937,650
   48,500       *  Helen of Troy Ltd..................     744,172
    7,800       *  Nutraceutical International
                     Corp.............................     169,162
                                                       -----------
                                                         3,089,184
                                                       -----------
                   EDUCATION-- 4.2%
   27,400       *  Bright Horizons Childrens, Inc.....     590,812
   24,100       *  Career Education Corp..............     515,138
   26,600          Strayer Education, Inc.............     887,775
                                                       -----------
                                                         1,993,725
                                                       -----------
                   ELECTRICAL EQUIPMENT & SERVICES-- 13.4%
   29,000          Applied Power, Inc. Cl. A..........   1,044,000
   21,700       *  Artisan Components, Inc............     372,969
   19,000       *  Asyst Technologies, Inc............     521,312
   38,000       *  DII Group, Inc.....................   1,016,500
   24,300       *  Natural Microsystems Corp..........   1,046,419
   29,700       *  Parlex Corp........................     493,763
   13,600       *  Pri Automation, Inc................     473,025
   17,800       *  QLogic Corp........................     713,112
   20,500       *  Sipex Corp.........................     707,250
                                                       -----------
                                                         6,388,350
                                                       -----------
  SHARES                                                  VALUE
------------------------------------------------------------------
COMMON STOCKS-- CONTINUED
                   FINANCE & INSURANCE-- 4.8%
   13,800       *  Delphi Financial Group, Inc........ $   607,200
   63,400       *  First Alliance Co..................   1,105,537
   23,800       *  PAULA Financial....................     562,275
                                                       -----------
                                                         2,275,012
                                                       -----------
                   FOOD & BEVERAGE PRODUCTS-- 2.0%
   36,200          Smucker (J. M.) Co. Cl. A..........     963,825
                                                       -----------
                   HEALTHCARE PRODUCTS & SERVICES-- 7.7%
   15,100       *  Agouron Pharmaceuticals, Inc.......     559,644
    8,200       *  Cytyc Corp.........................     189,625
   54,100       *  Graham Field Health Products,
                     Inc..............................     933,225
   24,100       *  Maxxim Medical, Inc................     546,769
    9,000       *  Perclose, Inc......................     226,969
   16,300       *  Renal Care Group, Inc..............     615,325
   16,900       *  Wesley Jessen Visioncare, Inc......     569,318
                                                       -----------
                                                         3,640,875
                                                       -----------
                   INDUSTRIAL SPECIALTY PRODUCTS & SERVICES-- 4.8%
   28,900       *  Halter Marine Group, Inc...........     567,163
   58,400          Roper Industries, Inc..............   1,697,250
                                                       -----------
                                                         2,264,413
                                                       -----------
                   INFORMATION SERVICES & TECHNOLOGY-- 13.6%
   22,800       *  Avid Technology, Inc...............     790,162
   16,600       *  Cognicase, Inc.....................     343,413
   26,600       *  Discreet Logic, Inc................     598,500
   32,500       *  Eletronics for Imaging, Inc........     719,063
   17,500       *  FileNet Corp.......................     587,344
   16,300       *  JDA Software Group, Inc............     788,512
    6,000       *  Lycos, Inc.........................     247,875
   45,000       *  Metacreations Corp.................     383,203
   32,400       *  Project Software & Development,
                     Inc..............................     706,725
   32,100       *  Radiant Systems, Inc...............     603,881
   51,300       *  Rational Software Corp.............     695,756
                                                       -----------
                                                         6,464,434
                                                       -----------
                   OIL/ENERGY-- 2.4%
   15,000       *  Basin Exploration, Inc.............     246,563
   10,600       *  Ocean Energy, Inc..................     495,550
   13,200       *  Seven Seas Petroleum, Inc..........     389,400
                                                       -----------
                                                         1,131,513
                                                       -----------
                   OIL FIELD SERVICES-- 4.9%
   10,100       *  Cal Dive International, Inc........     273,963
   26,300       *  Core Laboratories N.V..............     540,794
   26,000       *  Maverick Tube Corp.................     507,812
   51,500       *  Newpark Resources, Inc.............     991,375
                                                       -----------
                                                         2,313,944
                                                       -----------

                                  (CONTINUED)

                                    EVERGREEN
                           SELECT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               February 28, 1998

  SHARES                                                  VALUE
------------------------------------------------------------------

COMMON STOCKS-- CONTINUED
                   PUBLISHING, BROADCASTING & ENTERTAINMENT-- 1.9%
   25,900       *  Hearst-Argyle Television, Inc...... $   908,119
                                                       -----------
                   REAL ESTATE-- 1.3%
   36,900       *  Capital Automotive REIT............     643,444
                                                       -----------
                   RETAILING & WHOLESALE-- 4.6%
   16,200       *  Brylane, Inc.......................     868,725
   24,600       *  Michaels Stores, Inc...............     838,706
   12,100       *  Stage Stores, Inc..................     507,444
                                                       -----------
                                                         2,214,875
                                                       -----------
                   TELECOMMUNICATION SERVICES & EQUIPMENT-- 7.5%
   38,500       *  Esprit Telecom Group, Plc-ADR......     678,562
    8,600       *  Global Telesystems Group, Inc......     316,050
   21,300       *  IDT Corp...........................     740,175
    7,700       *  Intermedia Communications, Inc.....     587,606
   48,800       *  Telegroup, Inc.....................     850,950
   44,100       *  Viatel, Inc........................     394,144
                                                       -----------
                                                         3,567,487
                                                       -----------
  SHARES                                                  VALUE
------------------------------------------------------------------
COMMON STOCKS-- CONTINUED
                   TRANSPORTATION-- 1.8%
   61,100       *  Fritz Companies, Inc............... $   851,581
                                                       -----------
                   TOTAL COMMON STOCKS
                     (COST $41,248,721)...............  46,083,379
                                                       -----------
                   REPURCHASE AGREEMENT-- 1.1%
  514,000          Keystone Joint Repurchase Agreement
                     Investments in repurchase
                     agreements, in a joint trading
                     account, purchased 2/27/98,
                     5.67%, maturing 3/2/98, maturity
                     value $514,243
                     (cost-- $514,000)(a).............     514,000
                                                       -----------

                   TOTAL INVESTMENTS--
                     (COST $41,762,721)........   98.0%  46,597,379
                   OTHER ASSETS AND
                     LIABILITIES-- NET.........     2.0     926,981
                                                ------- -----------
                   NET ASSETS..................  100.0% $47,524,360
                                                ------- -----------
                                                ------- -----------

 * Non-income producing securities.
(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at February 28, 1998.

LEGEND OF PORTFOLIO ABBREVIATIONS:
ADR American Depository Receipts
REIT Real Estate Investment Trust

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      EVERGREEN SELECT SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                               February 28, 1998

-------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments at value (identified cost, $41,762,721)............................................................   $46,597,379
  Cash...........................................................................................................           881
  Receivable for investments sold................................................................................     1,344,889
  Receivable for Fund shares sold................................................................................        34,000
  Interest and dividends receivable..............................................................................         9,506
  Unamortized organization expenses..............................................................................        11,255
  Prepaid expenses and other assets..............................................................................         6,907
-------------------------------------------------------------------------------------------------------------------------------
    Total assets.................................................................................................    48,004,817
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
  Payable for investments purchased..............................................................................       444,510
  Advisory fee payable...........................................................................................        28,641
  Accrued expenses and other liabilities.........................................................................         7,306
-------------------------------------------------------------------------------------------------------------------------------
    Total liabilities............................................................................................       480,457
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS.......................................................................................................   $47,524,360
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY
  Paid-in capital................................................................................................   $44,514,915
  Accumulated net investment loss................................................................................          (320)
  Accumulated net realized loss on investments...................................................................    (1,824,893)
  Net unrealized appreciation on investments.....................................................................     4,834,658
-------------------------------------------------------------------------------------------------------------------------------
    Total net assets.............................................................................................    47,524,360
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
  Net assets of $47,524,360 4 3,591,709 shares outstanding.......................................................        $13.23
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      EVERGREEN SELECT SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
                          Year Ended February 28, 1998

--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends.......................................................................................................    $   64,120
  Interest........................................................................................................        60,628
--------------------------------------------------------------------------------------------------------------------------------
    Total income..................................................................................................       124,748
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES
  Advisory fee.........................................................................................   $223,252
  Administrative service fees..........................................................................      4,949
  Organization expenses................................................................................      3,990
  Trustees fees........................................................................................      1,407
  Transfer agent fees..................................................................................        130
  Other................................................................................................     32,975
--------------------------------------------------------------------------------------------------------------------------------
    Total expenses................................................................................................       266,703
--------------------------------------------------------------------------------------------------------------------------------
  Less: Indirectly paid expenses..................................................................................          (856)
      Fee waiver and/or reimbursement from Investment Advisor.....................................................        (6,907)
--------------------------------------------------------------------------------------------------------------------------------
    Net expenses..................................................................................................       258,940
--------------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT LOSS.............................................................................................      (134,192)
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Realized loss on investments....................................................................................      (415,947)
  Net change in unrealized appreciation of investments............................................................     4,981,029
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments...................................................................     4,565,082
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............................................................    $4,430,890
--------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      EVERGREEN SELECT SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                  PERIOD FROM
                                                                                                                  DECEMBER 28,
                                                                                                                      1995
                                                                                    YEAR ENDED FEBRUARY 28,     (COMMENCEMENT OF
                                                                                   -------------------------      OPERATIONS)
                                                                                      1998          1997*       TO JUNE 30, 1996
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net investment loss...........................................................   $  (134,192)   $   (9,482)      $   (5,309)
  Net realized gain (loss) on investments.......................................      (415,947)      398,376           34,918
  Net change in unrealized appreciation (depreciation) on investments...........     4,981,029      (462,663)         316,292
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations...............     4,430,890       (73,769)         345,901
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain on investments.........................................    (1,657,057)      (35,700)               0
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold.....................................................    42,857,020       517,700        2,100,000
  Payment for shares redeemed...................................................    (2,634,970)            0                0
  Net asset value of shares issued in reinvestment of distributions.............     1,640,345        34,000                0
--------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets from capital share transactions..................    41,862,395       551,700        2,100,000
--------------------------------------------------------------------------------------------------------------------------------
    Total increase in net assets................................................    44,636,228       442,231        2,445,901
NET ASSETS
  Beginning of year.............................................................     2,888,132     2,445,901                0
--------------------------------------------------------------------------------------------------------------------------------
  End of year (including accumulated net investment income (loss) of ($320), $0
    and $36,922, respectively)..................................................   $47,524,360    $2,888,132       $2,445,901
--------------------------------------------------------------------------------------------------------------------------------

* For the eight-month period ended February 28, 1997. The Fund changed its fiscal year end from June 30 to the last day of February effective February 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      EVERGREEN SELECT SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Evergreen Select Small Cap Growth Fund, formerly Keystone Institutional Small Capitalization Growth Fund, ("the Fund") is a series of Evergreen Select Equity Trust, a Delaware business trust organized on September 17, 1997. Prior to September 17, 1997, the Fund was organized as a Massachusetts business trust. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.

The Fund offers an Institutional Class of shares ("Class I") and an Institutional Service Class of shares ("Class IS"). Each Class of shares is sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing service fee. Class I and IS shares are available only to institutional investors through broker dealers, banks and financial intermediaries. No class IS shares have been sold as of February 28, 1998

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES-- The Fund values securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market at the mean between the last reported bid and asked price. Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS-- The Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. The Fund will only enter into repurchase agreements with banks and other financial institutions that are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other funds managed by Keystone Investment Management Company ("Keystone"), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME-- Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

D. FEDERAL TAXES-- The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment income and net capital gains, if any, to its shareholders. The Fund intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

E. DISTRIBUTIONS-- The Fund intends to distribute net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment for net operating losses.

F. ORGANIZATION EXPENSES-- Organization expenses are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Fund are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

G. CLASS ALLOCATIONS-- Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plan for Class IS.

                      EVERGREEN SELECT SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CAPITAL SHARE TRANSACTIONS

The Fund has an unlimited number of shares of beneficial interest, with no par value, authorized. Transactions in shares of the Fund were as follows:

                                                                   PERIOD FROM
                                                                DECEMBER 28, 1995
                                             EIGHT MONTHS       (COMMENCEMENT OF
                        YEAR ENDED              ENDED              OPERATIONS)
CLASS I              FEBRUARY 28, 1998    FEBRUARY 28, 1997*    TO JUNE 30, 1996
---------------------------------------------------------------------------------
Shares sold.......        3,414,877              43,108               210,000
Shares redeemed...         (209,509)                  0                     0
Shares issued in
  reinvestment of
  dividends and
  distributions...          130,289               2,944                     0
---------------------------------------------------------------------------------
Net increase......        3,335,657              46,052               210,000
---------------------------------------------------------------------------------

* The Fund changed fiscal year end from June 30 to the last day in February, effective February 28, 1997.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended February 28, 1998 were $82,545,903 and $43,826,391, respectively. On February 28, 1998, the cost of investments for federal income tax purposes was $41,930,245, gross unrealized appreciation of investments was $6,014,394, and gross unrealized depreciation of investments was $1,347,260 resulting in net unrealized appreciation of $4,667,134 for federal income tax purposes.

5. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of The BISYS Group Inc. ("BISYS") serves as principal underwriter to the Fund. The Fund has adopted a Distribution Plan for Class IS shares, as allowed by Rule 12b-1 of the 1940 Act. The Distribution Plan permits the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the fund through expenses called "Distribution Plan expenses". Class IS, currently pays a service fee equal to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. During the year ended February 28, 1998, no Distribution Plan expenses were incurred by the Fund.

A vote of either the Independent Trustees or a majority of the outstanding voting shares of the respective class may terminate the Distribution Plan at any time.

6. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
   TRANSACTIONS

The investment advisor to the Fund is Keystone Investment Management Company ("Keystone"). The Fund pays Keystone a fee for its services which is calculated daily and paid monthly. The fee is calculated by applying percentage rates to the aggregate net assets of the Fund as follows: 0.80% of the first $100 million, plus 0.75% of the next $150 million, plus 0.65% of amounts in excess of $250 million. Keystone has voluntarily agreed to reduce its advisory fee and to reimburse a portion of the Fund's annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses). For the period ended February 28, 1998, the investment advisor voluntarily reduced their fee by $6,907.

During the year ended February 28, 1998 the Fund paid or accrued $4,949 to Keystone for certain administrative services. BISYS Fund Services is sub-administrator to the Fund. As sub-administrator to the Fund, BISYS Fund Services provides the officers of the Fund. The sub-administrator for the Fund is entitled to an annual fee which is paid by Keystone and is not an expense of the Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to .004% per annum as net assets increase, to the average daily net asset value of the Fund.

Evergreen Service Company ("ESC"), a subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Fund.

Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

7. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an expense-offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

                      EVERGREEN SELECT SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

                       ADDITIONAL INFORMATION (UNAUDITED)

On December 15, 1997, a special meeting of shareholders was held to consider a number of proposals. On October 16, 1997, the record date for the meeting, the Fund had the following shares outstanding and shares represented at the meeting:

       Record date shares outstanding...........................3,523,546
       Shares represented at meeting............................2,357,307
       Percentage of record date shares represented at meeting......66.9%

The votes recorded at the meeting, by proposal, were as follows:

PROPOSAL 1-- THE PROPOSED REORGANIZATION OF EACH FUND AS A SERIES OF THE EVERGREEN SELECT EQUITY TRUST, A DELAWARE
  BUSINESS TRUST:
Shares voted "For".................................................................................................    2,357,307
Shares voted "Against".............................................................................................            0
Shares voted "Abstain".............................................................................................            0
PROPOSAL 2-- RECLASSIFICATION AS NON-FUNDAMENTAL OF THE INVESTMENT OBJECTIVE CURRENTLY CLASSIFIED AS FUNDAMENTAL:
Shares voted "For".................................................................................................    2,357,307
Shares voted "Against".............................................................................................            0
Shares voted "Abstain".............................................................................................            0
PROPOSAL 3-- CHANGES TO FUNDAMENTAL INVESTMENT RESTRICTIONS:
PROPOSAL 3A-- TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING DIVERSIFICATION OF INVESTMENTS:
Shares voted "For".................................................................................................    2,357,307
Shares voted "Against".............................................................................................            0
Shares voted "Abstain".............................................................................................            0
PROPOSAL 3B-- TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING CONCENTRATION OF A FUND'S ASSETS IN A PARTICULAR
  INDUSTRY:
Shares voted "For".................................................................................................    2,357,307
Shares voted "Against".............................................................................................            0
Shares voted "Abstain".............................................................................................            0
PROPOSAL 3C-- TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING THE ISSUANCE OF SENIOR SECURITIES:
Shares voted "For".................................................................................................    2,357,307
Shares voted "Against".............................................................................................            0
Shares voted "Abstain".............................................................................................            0
PROPOSAL 3D-- TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING BORROWING:
Shares voted "For".................................................................................................    2,357,307
Shares voted "Against".............................................................................................            0
Shares voted "Abstain".............................................................................................            0
PROPOSAL 3E-- TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING UNDERWRITING:
Shares voted "For".................................................................................................    2,357,307
Shares voted "Against".............................................................................................            0
Shares voted "Abstain".............................................................................................            0
PROPOSAL 3F-- TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING INVESTMENTS IN REAL ESTATE:
Shares voted "For".................................................................................................    2,357,307
Shares voted "Against".............................................................................................            0
Shares voted "Abstain".............................................................................................            0
PROPOSAL 3G-- TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING COMMODITIES:
Shares voted "For".................................................................................................    2,357,307
Shares voted "Against".............................................................................................            0
Shares voted "Abstain".............................................................................................            0
PROPOSAL 3H-- TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING LENDING:
Shares voted "For".................................................................................................    2,357,307
Shares voted "Against".............................................................................................            0
Shares voted "Abstain".............................................................................................            0

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

During the year ended February 28, 1998, the Fund paid capital gain distributions of $299,445, all of which is subject to a 28% tax rate.

                                    EVERGREEN

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders
  Evergreen Select Small Cap Growth Fund

We have audited the accompanying statement of assets and liabilities of Evergreen Select Small Cap Growth Fund, formerly Keystone Institutional Small Capitalization Growth Fund, including the schedule of investments, as of February 28, 1998 and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for the year ended February 28, 1998, the eight-month period ended February 28, 1997 and the period from December 28, 1995 (commencement of operations) to June 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Select Small Cap Growth Fund as of February 28, 1998, the results of its operations for the year then ended, the changes in its net assets and financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP

Boston, Massachusetts
March 27, 1998

This report was prepared primarily for the information of the Fund's shareholders. It is authorized for distribution if preceded or accompanied by the Fund's current prospectus. The prospectus contains important information about the Fund including fees and expenses. Read it carefully before you invest or send money. For a free prospectus on other Evergreen funds, contact your financial advisor or call Evergreen.

                                        ARE NOT
                    MUTUAL FUNDS:         FDIC         MAY LOSE VALUE
                                        INSURED        ARE NOT BANK GUARANTEED

                              Evergreen Distributor, Inc.

 EvergreenSM is a Service Mark of Evergreen Investment Services, Inc. Copyright
                                     1998.